SUPPLEMENT
Dated October 9, 2007
to the Currently Effective
Class A, Class B and Class C Shares Prospectuses
Class Y Shares Prospectus
For The Hartford Mutual Funds, Inc.

The above referenced Prospectuses are revised as follows:

Effective immediately, Jeffrey S. MacDonald will no longer be a portfolio manager on The Hartford Income Fund. All references to Mr. MacDonald are hereby deleted. The fund will continue to be managed by William H. Davison and Charles Moon.

This Supplement should be retained with your Prospectus for future reference.